Discontinued Operations And Other Dispositions (Components Of Income Related To Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 31, 2013	Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									$ 759.8	$ 834.9	$ 795.5
Cost of sales									(209.9)	(219.3)	(224.3)
Selling, general and administrative expenses									(308.0)	(315.7)	(258.2)
Research and development expenses									(157.2)	(145.5)	(128.8)
Interest expense									(3.6)	(4.7)	(4.8)
Income from discontinued operations before income taxes									81.1	149.7	179.4
Gain on disposition of discontinued operations before income taxes									0.0	0.0	148.7
Earnings from discontinued operations before income taxes									81.1	149.7	328.1
Income taxes									(25.8)	(45.3)	(117.2)
Earnings from discontinued operations, net of income taxes	$ 12.1	$ (0.7)	$ 9.0	$ 34.9	$ 21.2	$ 19.6	$ 24.5	$ 39.1	$ 55.3	$ 104.4	$ 210.9